Goodwill and Acquired Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Acquired Intangible Assets

10. GOODWILL AND ACQUIRED INTANGIBLE ASSETS

Intangible assets: The intangible assets acquired from the Company’s acquisition of FCI and Centronix in 2007 and Shannon Systems in 2015 are as follows:

	December 31
	2014				2015
	US$				US$
	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount
Core technology	15,809	(4,474)	(11,335)	—	15,809	(4,474)	(11,335)	—
Customer relationship	8,325	—	(8,325)	—	8,325	—	(8,325)	—
Order backlog	1,243	—	(1,243)	—	1,243	—	(1,243)	—
Developed technology	—	—	—	—	8,381	—	(1,051)	7,330

Total	25,377	(4,474)	(20,903)	—	33,758	(4,474)	(21,954)	7,330

No impairment losses were recognized in 2013, 2014 and 2015. Amortization expense of acquisition-related intangible assets for the years ended December 31, 2013, 2014 and 2015 was nil, nil and US$ 1,051 thousand, respectively.

Goodwill: Goodwill is not amortized, but instead is reviewed and tested for impairment at least annually and whenever events or circumstances occur which indicate that goodwill might be impaired. Impairment of goodwill is tested at the Company’s reporting unit level by comparing the carrying amount, including goodwill, to the fair value. In performing the analysis, the Company uses the best information available, including reasonable and supportable assumptions and projections. If the carrying amount of the reporting unit exceeds its implied fair value, goodwill is considered impaired and a second step is performed to measure the amount of impairment loss, if any. The Company performed its annual impairment test on November 30. The goodwill that resulted from the Company’s acquisition of FCI and Centronix in 2007 and purchased BTL’s assets in 2011 was US$66,300 thousand. The Company’s fiscal 2013, 2014 and 2015 impairment test concluded there was no impairment. The goodwill that resulted from the Company’s acquisition of Shannon Systems in 2015 was US$33,204 thousand. Total goodwill was US$35,467 thousand and US$68,660 thousand as of December 31, 2014 and 2015, respectively.

	December 31
	2014				2015
	US$				US$
	Cost	Accumulated Impairment	Foreign Currency Adjustment	Net Carrying Amount	Cost	Accumulated Impairment	Foreign Currency Adjustment	Net Carrying Amount
Goodwill	66,300	(30,808)	(25)	35,467	99,504	(30,808)	(36)	68,660